PROPERTY, PLANT AND EQUIPMENT PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2019
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 5 – PROPERTY, PLANT AND EQUIPMENT
During the six months ended June 30, 2019, the Company recognized an impairment charge for property, plant and equipment amounting to 600 relating to ArcelorMittal USA in the NAFTA reportable segment as a result of a downward revision of cash flow projections. The pre-tax discount rate was 13.98% (2018 pre-tax discount rate was 16.91%) and the remaining carrying value of the property, plant and equipment was 3,213 as of June 30, 2019.